Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 1,271	$ 772
Return on plan assets (excluding interest based on discount rate)	(1,469)	(594)
Total remeasurements of employee benefit plans	(198)	178
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	120	75
Experience adjustments	1
Total remeasurements of employee benefit plans	$ 121	$ 75